Quarterly Holdings Report
for
Fidelity® High Dividend ETF
October 31, 2022
T17-NPRT1-1222
1.9880049.106
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	135,914	2,477,712
Lumen Technologies, Inc. (a)	143,448	1,055,777
Verizon Communications, Inc.	70,268	2,625,915
		6,159,404
Entertainment - 0.4%
Activision Blizzard, Inc.	28,805	2,097,004
Electronic Arts, Inc.	15,025	1,892,549
Warner Music Group Corp. Class A (a)	42,863	1,115,295
		5,104,848
Media - 1.3%
Cable One, Inc.	1,138	978,031
Comcast Corp. Class A	76,821	2,438,299
Fox Corp. Class A	46,004	1,328,135
Interpublic Group of Companies, Inc.	50,164	1,494,386
News Corp. Class A	80,512	1,358,237
Nexstar Broadcasting Group, Inc. Class A	10,388	1,779,464
Omnicom Group, Inc.	23,858	1,735,670
Paramount Global Class B (a)	57,112	1,046,292
Sirius XM Holdings, Inc. (a)	263,299	1,590,326
TEGNA, Inc.	87,857	1,834,454
The New York Times Co. Class A	42,439	1,229,033
		16,812,327
TOTAL COMMUNICATION SERVICES		28,076,579
CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	44,406	6,356,275
McDonald's Corp.	33,181	9,047,131
Starbucks Corp.	78,150	6,767,009
		22,170,415
Household Durables - 0.2%
Persimmon PLC	180,798	2,716,511
Multiline Retail - 0.4%
Target Corp.	34,560	5,676,480
Specialty Retail - 1.8%
Dick's Sporting Goods, Inc. (a)	53,661	6,104,475
Lowe's Companies, Inc.	34,973	6,817,986
The Home Depot, Inc.	31,064	9,198,982
		22,121,443
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	58,636	5,434,384
TOTAL CONSUMER DISCRETIONARY		58,119,233
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Haleon PLC (b)	361,863	1,116,571
ENERGY - 15.1%
Oil, Gas & Consumable Fuels - 15.1%
Chevron Corp.	266,515	48,212,564
Exxon Mobil Corp.	481,677	53,374,628
Kinder Morgan, Inc.	1,637,917	29,679,056
ONEOK, Inc.	452,517	26,843,308
The Williams Companies, Inc.	936,711	30,658,551
Woodside Energy Group Ltd.	81,677	1,879,176
		190,647,283
FINANCIALS - 17.9%
Banks - 7.1%
Bank of America Corp.	643,873	23,205,183
Citigroup, Inc.	353,730	16,222,058
JPMorgan Chase & Co.	224,526	28,263,333
Wells Fargo & Co.	472,939	21,750,465
		89,441,039
Capital Markets - 5.5%
Blackstone, Inc.	162,891	14,845,886
Goldman Sachs Group, Inc.	63,614	21,915,659
Morgan Stanley	231,315	19,007,154
T. Rowe Price Group, Inc. (a)	134,392	14,267,055
		70,035,754
Consumer Finance - 1.1%
OneMain Holdings, Inc.	367,324	14,164,013
Insurance - 3.3%
Old Republic International Corp.	725,474	16,838,252
Progressive Corp.	190,645	24,478,818
		41,317,070
Mortgage Real Estate Investment Trusts - 0.9%
Annaly Capital Management, Inc.	628,208	11,653,258
TOTAL FINANCIALS		226,611,134
HEALTH CARE - 7.5%
Biotechnology - 2.9%
AbbVie, Inc.	85,620	12,534,768
Amgen, Inc.	44,938	12,148,988
Gilead Sciences, Inc.	143,053	11,223,938
		35,907,694
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	161,180	12,486,615
GSK PLC	289,580	4,763,733
Johnson & Johnson	89,017	15,486,287
Merck & Co., Inc.	142,437	14,414,624
Pfizer, Inc.	241,114	11,223,857
		58,375,116
TOTAL HEALTH CARE		94,282,810
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	7,265	3,535,730
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	14,669	2,461,018
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	81,795	2,097,852
Industrial Conglomerates - 0.4%
3M Co.	17,180	2,161,072
Honeywell International, Inc.	16,162	3,297,371
		5,458,443
Machinery - 0.5%
AGCO Corp.	18,870	2,343,088
Caterpillar, Inc.	14,586	3,157,286
Volvo AB (B Shares)	92,809	1,518,478
		7,018,852
Road & Rail - 0.4%
Aurizon Holdings Ltd.	811,897	1,879,386
Union Pacific Corp.	13,437	2,648,970
		4,528,356
TOTAL INDUSTRIALS		25,100,251
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	295,919	13,443,600
IT Services - 3.8%
IBM Corp.	98,451	13,614,789
The Western Union Co.	569,517	7,694,175
TietoEVRY Oyj (a)	346,074	8,256,900
Visa, Inc. Class A	87,574	18,141,830
		47,707,694
Semiconductors & Semiconductor Equipment - 4.0%
Broadcom, Inc.	28,396	13,349,528
Intel Corp.	319,184	9,074,401
NVIDIA Corp.	106,948	14,434,772
Texas Instruments, Inc.	82,825	13,304,180
		50,162,881
Software - 5.2%
Microsoft Corp.	224,993	52,227,625
Oracle Corp.	168,205	13,131,764
		65,359,389
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	455,520	69,849,440
TOTAL INFORMATION TECHNOLOGY		246,523,004
MATERIALS - 9.2%
Chemicals - 5.8%
Air Products & Chemicals, Inc.	61,530	15,407,112
Dow, Inc.	273,166	12,767,779
Linde PLC	65,836	19,576,335
LyondellBasell Industries NV Class A	160,880	12,299,276
Yara International ASA	285,484	12,740,837
		72,791,339
Containers & Packaging - 0.9%
International Paper Co.	332,800	11,185,408
Metals & Mining - 2.5%
BHP Group Ltd.	452,001	10,798,237
Fortescue Metals Group Ltd.	1,006,463	9,460,667
Newmont Corp.	272,717	11,541,383
		31,800,287
TOTAL MATERIALS		115,777,034
REAL ESTATE - 10.5%
Equity Real Estate Investment Trusts (REITs) - 10.5%
American Tower Corp.	62,198	12,886,804
Crown Castle International Corp.	79,304	10,568,051
Digital Realty Trust, Inc.	89,693	8,991,723
Gaming & Leisure Properties	274,697	13,767,814
Iron Mountain, Inc.	266,724	13,354,871
Medical Properties Trust, Inc.	551,985	6,320,228
Omega Healthcare Investors, Inc. (a)	423,373	13,454,794
Prologis (REIT), Inc.	99,992	11,074,114
Simon Property Group, Inc.	91,978	10,023,762
SL Green Realty Corp. (a)	164,880	6,542,438
VICI Properties, Inc.	437,509	14,009,038
WP Carey, Inc.	159,654	12,181,600
		133,175,237
UTILITIES - 11.1%
Electric Utilities - 9.3%
American Electric Power Co., Inc.	231,537	20,356,733
Duke Energy Corp.	209,315	19,503,972
Edison International	328,193	19,704,708
Pinnacle West Capital Corp. (a)	278,069	18,689,017
PPL Corp.	677,665	17,951,346
Southern Co.	314,972	20,624,367
		116,830,143
Multi-Utilities - 1.8%
Sempra Energy	151,998	22,942,578
TOTAL UTILITIES		139,772,721
TOTAL COMMON STOCKS (Cost $1,282,156,997)		1,259,201,857

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	3,265,210	3,265,863
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	34,446,165	34,449,610
TOTAL MONEY MARKET FUNDS (Cost $37,715,473)		37,715,473

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $1,319,872,470)	1,296,917,330
NET OTHER ASSETS (LIABILITIES) - (2.7)% (e)	(33,655,098)
NET ASSETS - 100.0%	1,263,262,232

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	20	Dec 2022	3,883,000	(104,618)	(104,618)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $200,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	2,743,400	23,611,708	23,089,245	11,932	-	-	3,265,863	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	16,059,350	74,159,376	55,769,116	48,882	-	-	34,449,610	0.1%
Total	18,802,750	97,771,084	78,858,361	60,814	-	-	37,715,473

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.